Provision for judicial liabilities - Contingencies with possible losses (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Fibria
Disclosure of other provisions [line items]
Fair value adjustment of probable contingencies	R$ 2,050,641	R$ 2,076,296
Total
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	11,737,561	11,630,929
Tax and social security
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	10,475,914	10,417,734
Labor
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	187,362	189,506
Civil and environmental
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	R$ 1,074,285	R$ 1,023,689